Condensed Consolidated and Combined Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012 Predecessor
Cash Flows from Operating Activities:
Net loss	$ (1,998,000)
Net loss		(329,000)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	3,262,000	3,420,000
Gain on sale of investment properties		(1,519,000)
Loss on sale of property under development	2,000	228,000
Amortization of lease inducement and above market leases	70,000	53,000
Change in fair value of derivatives, net	(206,000)	(58,000)
Provision for bad debts	36,000	123,000
Non-cash compensation	191,000
Accelerated amortization of deferred financing costs	94,000
(Increase) decrease in
Tenant receivables	(64,000)	330,000
Deferred costs	(163,000)	(99,000)
Other assets	(873,000)	(380,000)
Increase (decrease) in
Accounts payable to related parties	(1,530,000)	153,000
Accounts payable	(316,000)	18,000
Accrued expenses and other liabilities	1,298,000	484,000
Total Adjustments	1,801,000	2,753,000
Net cash (used by)/ provided by operating activities	(197,000)	2,424,000
Cash Flows from Investing Activities:
Proceeds from sale of investment properties	448,000	14,525,000
Capital expenditures for acquisition of investment properties	(100,084,000)	(30,000)
Lease inducement	(1,543,000)	(618,000)
Net cash (used in)/provided by investing activities	(101,179,000)	13,877,000
Cash Flows from Financing Activities:
Proceeds from sale of common shares	135,166,000
Offering costs	(12,293,000)
Formation transactions	(354,000)
Proceeds from credit facility borrowings	19,850,000
Proceeds from issuance of debt	163,000
Debt issuance costs	(1,074,000)	(36,000)
Payments on notes payable	(37,978,000)	(12,717,000)
Distributions to members and partners	(211,000)	(708,000)
Contributions to noncontrolling interest		309,000
Distributions to noncontrolling interest	(274,000)	(478,000)
Net cash provided by/(used in) financing activities	102,995,000	(13,630,000)
Net increase in cash and cash equivalents	1,619,000	2,671,000
Cash and cash equivalents, beginning of year	2,614,000	1,932,000
Cash and cash equivalents, end of period	4,233,000	4,603,000
Supplemental disclosure of cash flow information interest paid during the year	2,967,000	3,495,000
Supplemental disclosure of noncash activity - accrued dividends payable	2,655,000
Supplemental disclosure of noncash activity - contributions to noncontrolling interest	$ 11,535,000